Changes in accounting policies	6 Months Ended
Apr. 30, 2019
Text block [abstract]
Changes in accounting policies

Note 1.    Changes in accounting policies

(a)    Current period changes in accounting policies

IFRS 15 “Revenue From Contracts with Customers” (IFRS 15)

CIBC adopted IFRS 15 “Revenue from Contracts with Customers” (IFRS 15) as at November 1, 2018 in place of prior guidance, including IAS 18 “Revenue” (IAS 18) and IFRIC 13 “Customer Loyalty Programmes” (IFRIC 13). We applied IFRS 15 on a modified retrospective basis by recognizing a cumulative $6 million after-tax credit from the initial application in opening November 1, 2018 retained earnings.

The new guidance includes a five-step, principles-based recognition and measurement approach, as well as requirements for accounting for contract costs, and enhanced quantitative and qualitative disclosure requirements. The application of this guidance involves the use of judgment. IFRS 15 excludes from its scope revenue related to financial instruments, lease contracts and insurance contracts. As a result, the majority of our revenue was not impacted by the adoption of this standard, including net interest income, net gains (losses) from financial instruments measured/designated at FVTPL and net gains (losses) from debt securities measured at FVOCI.

Measurement differences resulting from the adoption of IFRS 15 include the upfront expensing of previously deferred mutual fund sales commissions. In addition, the adoption of IFRS 15 has resulted in the revaluation of our credit card loyalty points liability, which is now subject to both upward and downward remeasurement to reflect the expected cost of redemption as this expectation changes over time. Previously, under IFRIC 13, decreases in the expected cost of redemptions were only recognized as points were redeemed, while increases were recognized immediately.

In addition, the adoption of IFRS 15 has resulted in changes to the presentation of certain revenue and expense items in the consolidated statement of income. Presentation differences include the net presentation of certain expenditures where CIBC is deemed the agent rather than the principal and the gross presentation of certain expenditures where CIBC is deemed the principal rather than the agent. Our prior period comparative consolidated financial statements are reported under the prior guidance, without restatement, however the measurement and presentation differences in the current period are not significant.

Our revised accounting policies in accordance with this adoption are effective November 1, 2018 and are discussed below.

Fee and commission income

The recognition of fee and commission income is determined by the purpose of the fee or commission and the terms specified in the contract with the customer. Revenue is recognized when, or as, a performance obligation is satisfied by transferring control of the service to the customer, in the amount of the consideration to which we expect to be entitled. Revenue may therefore be recognized at a point in time upon completion of the service or over time as the services are provided. When revenue is recognized over time, we are generally required to provide the services each period and we therefore measure our progress towards completion of the service based upon the time elapsed. When another party is involved in providing a service to a customer, we determine whether the nature of our performance obligation is that of a principal or an agent. If we control the service before it is transferred to the customer, we are acting as the principal and present revenue separately from the amount paid to the other party; otherwise we are the agent and present revenue net of the amount paid to the other party. Income which forms an integral part of the effective interest rate of a financial instrument continues to be recognized as an adjustment to the effective interest rate.

Underwriting and advisory fees are earned on debt and equity securities placements and transaction-based advisory services. Underwriting fees are typically recognized at the point in time when the transaction is completed. Advisory fees are generally recognized as revenue over the period of the engagement as the related services are provided or at the point in time when the transaction is completed.

Deposit and payment fees arise from personal and business deposit accounts and cash management services. Monthly and annual fees are recognized over the period that the related services are provided. Transactional fees are recognized at the point in time the related services are provided.

Credit fees consist of loan syndication fees, loan commitment fees, letter of credit fees, banker’s acceptance stamping fees, and securitization fees. Credit fees are generally recognized over the period that the related services are provided, except for loan syndication fees, which are typically recognized at the point in time that the financing placement is completed.

Card fees primarily include interchange income, overlimit fees, cash advance fees, and annual fees. Card fees are recognized at the point in time the related services are provided, except for annual fees, which are recognized over the 12-month period to which they relate. The cost of credit card loyalty points is recognized as a reduction of interchange income when the loyalty points are issued for both self-managed and third-party loyalty points programs. Credit card loyalty point liabilities are recognized for self-managed loyalty point programs and are subject to periodic remeasurement to reflect the expected cost of redemption as this expectation changes over time.

Commissions on securities transactions include brokerage commissions for transactions executed on behalf of clients, trailer fees and mutual fund sales commissions. Brokerage commissions and mutual fund sales commissions are generally recognized at the point in time that the related transaction is executed. Trailer fees are typically recognized over time based upon the daily net asset value of the mutual fund units held by clients.

Investment management fees are primarily based on the respective value of the assets under management (AUM) or assets under administration (AUA) and are recognized over the period that the related services are provided. Investment management fees relating to our asset management and private wealth management business are generally calculated based on point-in-time AUM balances, and investment management fees relating to our retail brokerage business are generally calculated based on point-in-time AUM or AUA balances. Custodial fees are recognized as revenue over the applicable service period, which is generally the contract term.

Mutual fund fees are earned on fund management services and are recognized over the period that the mutual funds are managed based upon the daily net asset values of the respective mutual funds.

(b)    Future accounting policy changes

Transition to IFRS 16

IFRS 16 “Leases” (IFRS 16) replaces IAS 17 “Leases” (IAS 17), and is effective for annual periods beginning on or after January 1, 2019, which for us will be on November 1, 2019. IFRS 16 will result in on-balance sheet recognition for many leases that are considered operating leases under IAS 17, including our property leases, which will result in the gross-up of the balance sheet through the recognition of a right-of-use asset and a liability for the lease component of the future payments. We will no longer recognize the impacted lease payments through operating expenses; instead, we will recognize depreciation expense on the right-of-use asset and interest expense on the lease liability in the statement of income. We plan to adopt IFRS 16 by adjusting our consolidated balance sheet at November 1, 2019, the date of initial application, with no restatement of comparative periods.

Our centrally managed IFRS 16 transition program that includes stakeholders from our Finance, Corporate Services, and Technology and Operations groups is currently modifying our policies, processes, controls, and systems to comply with the new standard.

For details on other future accounting policy changes, refer to Note 31 to the consolidated financial statements included in our 2018 Annual Report. We are continuing to evaluate the impact of standards that are effective for us after fiscal 2019.